CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 5,367,139	$ 767,491	¥ 5,593,492
Restricted cash		177,873	25,436	50,867
Short-term bank deposits, net		2,310,486	330,395	2,179,886
Receivables from online payment platforms		4,080	583	4,722
Short-term investments, net		2,326,610	332,701	719,755
Accounts and notes receivable, net		190,442	27,233	78,484
Inventories		297,682	42,568	142,552
Prepayments and other current assets, net		319,478	45,685	185,091
Total current assets		11,204,029	1,602,156	9,300,981
Non-current assets
Property, equipment and leasehold improvement, net		245,981	35,175	50,787
Intangible assets, net		213,141	30,479	52,796
Long-term investments, net		8,330	1,191	8,000
Deferred tax assets, net		29,104	4,162	38,067
Right-of-use assets, net		82,430	11,787	24,110
Long-term bank deposits, net		433,618	62,007	727,448
Long-term investment securities, net		5,116,336	731,626	6,599,365
Goodwill		567,181	81,106	59,581
Other non-current assets, net		29,412	4,206	9,914
Total non-current assets		6,725,533	961,739	7,570,068
Total assets		17,929,562	2,563,895	16,871,049
Current liabilities
Accounts and notes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 252,401 and RMB 150,891 as of December 31, 2024 and 2025, respectively)		403,708	57,729	458,538
Contract liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 1,148 and RMB 567 as of December 31, 2024 and 2025, respectively)		84,003	12,012	10,610
Salary and welfare benefits payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 42,785 and RMB 56,203 as of December 31, 2024 and 2025, respectively)		93,947	13,434	73,740
Taxes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 30,720 and RMB 16,203 as of December 31, 2024 and 2025, respectively)		159,718	22,839	126,154
Short-term loans (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 40,000 and RMB 20,000 as of December 31, 2024 and 2025, respectively)		92,100	13,170	40,000
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 92,335 and RM62,535 as of December 31, 2024 and 2025, respectively)		149,552	21,386	108,816
Dividend payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and nil as of December 31, 2024 and 2025, respectively).		478,833	68,475	1,144
Lease liabilities - current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 9,301 and RMB 9,649 as of December 31, 2024 and 2023, respectively)		28,588	4,088	11,447
Total current liabilities		1,965,076	281,004	857,850
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 3,293 and RMB 3,293 as of December 31, 2024 and 2025, respectively)		112,912	16,146	16,196
Lease liabilities - non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 4,743 and RMB 25,898 as of December 31, 2024 and 2025, respectively)		55,671	7,961	7,050
Other non-current liabilities		64,291	9,194
Total non-current liabilities		232,874	33,301	23,246
Total liabilities		2,197,950	314,305	881,096
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.00001 par value; 15,000,000,000 shares authorized; 1,570,790,570 shares issued as of December 31, 2024; 1,570,790,570 shares issued as of December 31, 2025)	[1]	104	15	104
Treasury stock		(2,286,391)	(326,950)	(2,105,754)
Additional paid-in capital		12,910,276	1,846,145	12,723,938
Statutory reserves		27,305	3,904	27,305
Retained earnings		4,119,797	589,123	4,219,689
Accumulated other comprehensive income		862,658	123,359	1,122,934
Total RLX Technology Inc. shareholders' equity		15,633,749	2,235,596	15,988,216
Noncontrolling interests		97,863	13,994	1,737
Total shareholders' equity		15,731,612	2,249,590	15,989,953
Total liabilities and shareholders' equity		17,929,562	2,563,895	16,871,049
Related Party
Current assets
Amounts due from related parties		210,239	30,064	346,132
Current liabilities
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB 26 and RMB 83 as of December 31, 2024 and 2025, respectively)		¥ 474,627	$ 67,871	¥ 27,401

[1]	As of December 31, 2024, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 352,346,961 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards. As of December 31, 2025, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 353,694,227 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards.